PROPERTY, PLANT AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2017
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
15. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows:

	2016	2017
	December 31	September 30
	RMB	RMB
Buildings	1,429,839,237	1,552,694,920
Machinery and equipment	4,886,493,031	6,032,310,372
Motor vehicles	34,434,859	30,043,806
Furniture, fixture and office equipment	136,797,799	204,796,334
	6,487,564,926	7,819,845,432
Less: Accumulated depreciation	(2,028,991,593)	(2,212,405,232)
Less: Impairment	(51,439,373)	(26,181,582)
Subtotal	4,407,133,960	5,581,258,618
Construction in progress	331,547,393	446,910,005
Property, plant and equipment, net	4,738,681,353	6,028,168,623

Depreciation expenses were RMB341,558,437 and RMB419,333,465 for the nine months ended September 30, 2016 and September 30, 2017, respectively.

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

For the nine months ended September 30, 2016 and September 30, 2017, the Group recorded impairment of RMB103,146,548 and nil related to the retirement of certain equipment in production lines that had become obsolete.

As of December 31, 2016 and September 30, 2017, certain property, plant and equipment with net book value amounting of RMB1,899,053,100 and RMB1,919,724,162 are pledged as collateral for the Group’s borrowings (Note 22).